Foreign Exchange Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Foreign Exchange Rates [Abstract]
Foreign exchange loss	$ (5,370)	$ (24,190)
Realized foreign exchange loss on derivative contracts (note 22)	(22,240)	(20,804)
Unrealized foreign exchange gain (loss) on derivative contracts (note 22)	3,911	(34,548)
Other	1,731	(263)
Foreign exchange gains (losses)	$ (21,968)	$ (79,805)